Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue		$ 17,619,363	$ 18,814,420	$ 14,225,156
Cost of revenue		(16,202,583)	(17,442,190)	(12,962,555)
Gross profit		1,416,780	1,372,230	1,262,601
Operating expenses
Selling and marketing		(58,764)	(163,579)	(221,053)
General and administrative		(1,129,609)	(681,891)	(848,033)
Total operating expenses		(1,188,373)	(845,470)	(1,069,086)
Income from operations		228,407	526,760	193,515
Other income (expense)
Interest expense		(283,024)	(336,817)	(170,535)
Interest income		1,702	488	322
Other income, net		2,081	22,419	52,762
Total other expense, net		(279,241)	(313,910)	(117,451)
(Loss) income before income taxes		(50,834)	212,850	76,064
Income tax benefits (provision for income taxes)		8,615	(16,123)	(4,074)
Net (loss) income		(42,219)	196,727	71,990
Foreign currency translation adjustments		(2,990)	1,413	(534)
Total comprehensive (loss) income		$ (45,209)	$ 198,140	$ 71,456
(Loss) earnings per share*
Ordinary shares – basic (in Dollars per share)	[1]	$ (0.002)	$ 0.0098	$ 0.0036
Ordinary shares diluted (in Dollars per share)	[1]	$ (0.002)	$ 0.0098	$ 0.0036
Weighted average shares outstanding used in calculating basic and diluted (loss) earnings per share*
Ordinary shares – basic (in Shares)	[1]	20,643,169	20,000,000	20,000,000
Ordinary shares – diluted (in Shares)	[1]	20,643,169	20,000,000	20,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.